SHARE-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Non-vested shares - service condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	8,384,326
Granted (in shares)	5,685,826	1,737,898	1,376,628
Forfeited (in shares)	3,696,601
Vested (in shares)	2,139,084
Outstanding at the end of the period (in shares)	8,234,467	8,384,326
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 79.67
Granted (in dollars per share)	34.30
Forfeited (in dollars per share)	81.56
Vested (in dollars per share)	67.91
Outstanding at the end of the period (in dollars per share)	$ 50.55	$ 79.67
Non-vested shares - performance condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	556,613
Granted (in shares)	531,612
Forfeited (in shares)	412,944
Vested (in shares)	316,132
Outstanding at the end of the period (in shares)	359,149	556,613
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 220.87
Granted (in dollars per share)	119.56
Forfeited (in dollars per share)	148.03
Vested (in dollars per share)	208.65
Outstanding at the end of the period (in dollars per share)	$ 164.42	$ 220.87